Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of revenues:
Advertising revenue	$ 26,938	$ 137,465	$ 288,082	$ 153,234	$ 374,175	$ 254,753
Subscription revenue	4,304,763	4,953,561	15,001,709	13,501,480	18,781,368	6,413,874
Revenue	$ 4,331,701	$ 5,091,026	$ 15,289,791	$ 13,654,714	$ 19,155,543	$ 6,668,627